Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 24,153,216,752
Transfers	33,576,752	$ 6,964,172
Ending balance	35,304,482,204	24,153,216,752
Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	16,965,707	20,284,263
Transfers		10,890,429
Transfers	31,244,625
Recognition	56,534,862	27,896,379
Derecognition	(12,158,288)	(40,505,788)
Income (Loss)	20,713,076	31,185,213
Inflation Effect	(18,202,888)	(32,784,789)
Ending balance	95,097,094	16,965,707
Government Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	0
Transfers		6,501,418
Transfers	27,559,656
Recognition	7,656,760	2,510,965
Derecognition	(1,816,970)	(11,786,949)
Income (Loss)	3,803,350	3,784,567
Inflation Effect	(5,351,185)	(1,010,001)
Ending balance	31,851,611	0
Corporate Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	586,750	4,599,441
Transfers	3,684,969	4,389,011
Recognition	5,211,105	23,484,716
Derecognition	(3,316,469)	(22,555,780)
Income (Loss)	(267,420)	3,190,443
Inflation Effect	(1,130,529)	(12,521,081)
Ending balance	4,768,406	586,750
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	4,503,892,247
Ending balance	2,367,129,719	4,503,892,247
Other Debt Securities | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Transfers	0
Recognition	2,452,871
Derecognition	0
Income (Loss)	100,271
Inflation Effect	0
Ending balance	2,553,142	0
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	304,520,556
Ending balance	1,523,168,636	304,520,556
Other Financial Assets | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Transfers	0
Recognition	22,646,415
Derecognition	(2,589,263)
Income (Loss)	619,987
Inflation Effect	0
Ending balance	20,677,139	0
Investments in Equity Instruments | Fair Value Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	16,378,957	15,684,822
Transfers	0	0
Recognition	18,567,711	1,900,698
Derecognition	(4,435,586)	(6,163,059)
Income (Loss)	16,456,888	24,210,203
Inflation Effect	(11,721,174)	(19,253,707)
Ending balance	$ 35,246,796	$ 16,378,957